DEFERRED COSTS	6 Months Ended
Jun. 30, 2018
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs [Text Block]
NOTE 5 — DEFERRED COSTS

Effective January 1, 2018, the Company capitalizes initial and renewal sales commission payments in the period a customer contract is obtained and payment is received; and is amortized consistent with the transfer of the goods or services to the customer over the expected period of benefit. The expected period of benefit is the contract term, except when the commission payment is expected to provide economic benefit to the Company for a period longer than the contract term, such as for new customer or incremental sales where renewals are expected and renewal commissions are not commensurate with initial commissions.

Such commissions are amortized over the greater of contract term or technological obsolescence period when the underlying contracted products are technology-based, such as for the SaaS-based platforms, or the expected customer relationship period when the underlying contracted products are not technology-based, such as for patient experience survey products.

During the six months ended June 30, 2018, the Company deferred an aggregate $66,324 commissions paid and reclassified from equity $80,153 previously paid and expensed commissions. Amortization of deferred costs for the three and six months ended June 30, 2018 was $15,517 and $25,491.